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                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                          SUPPLEMENT DATED MAY 1, 2004
                                       TO
                          PROSPECTUS DATED MAY 1, 2002

This will supplement the prospectus dated May 1, 2002. The following information is provided with respect to the investment options available under the contract effective on and after May 1, 2004.

1. THE FOLLOWING TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS.

Total Annual Investment
Portfolio Operating Expenses                      Minimum             Maximum
(expenses that are deducted from                  -------             -------
Investment Portfolio assets, including             0.74%               3.44%
management fees, 12b-1/Service fees, and other expenses)

2. EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

       TIME            TIME            TIME            TIME
      1 YEAR          3 YEAR          5 YEAR         10 YEAR
(a)  1,189.28  (a)   1,917.63  (a)   2,715.71  (a)   4,889.74
(b)    922.27  (b)   1,135.14  (b)   1,443.56  (b)   2,515.81

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

        TIME           TIME            TIME            TIME
       1 YEAR         3 YEAR          5 YEAR         10 YEAR
(a)     489.28 (a)   1,467.63  (a)   2,445.71  (a)   4,889.74
(b)     222.27 (b)     685.14  (b)   1,173.56  (b)   2,515.81

3. INVESTMENT PORTFOLIOS. The contract offers the investment portfolios which are listed below. Appendix A contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.

An investment adviser or subadviser of an investment portfolio or its affiliates may compensate us and/or certain affiliates for administrative or other services relating to the investment portfolios. The amount of this compensation is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.40% of assets.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: FIRST METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.

MET INVESTORS SERIES TRUST (Class B)
------------------------------------

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B portfolios are available under the contract:



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          J.P. Morgan Quality Bond Portfolio
          J.P. Morgan Select Equity Portfolio
          Lord Abbett America's Value Portfolio
          Lord Abbett Bond Debenture Portfolio
          Lord Abbett Growth and Income Portfolio
          Lord Abbett Growth and Income Portfolio (Class A)*
          Lord Abbett Growth Opportunities Portfolio
          Lord Abbett Mid-Cap Value Portfolio
          MFS(R) Research International Portfolio
          Money Market Portfolio (formerly PIMCO Money Market Portfolio) PIMCO Total Return Portfolio
          Met/Putnam Capital Opportunities Portfolio

METROPOLITAN SERIES FUND, INC. (Class B (or Class E as noted))
-------------------------------

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B (or Class E as noted) portfolios are available under the contract:

          Capital Guardian U.S. Equity Portfolio
          Davis Venture Value Portfolio (Class E)
          MFS(R)Total Return Portfolio
          Met/Putnam Voyager Portfolio
          T. Rowe Price Large Cap Growth Portfolio*
          T. Rowe Price Small Cap Growth Portfolio*

PUTNAM VARIABLE TRUST (Class IB)
--------------------------------

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolios are available under the contract:

          Putnam VT Equity Income Fund
          Putnam VT Growth and Income Fund

*These funds were added as a result of fund substitutions that occurred on May 1, 2004, and were immediately closed to new allocations of purchase payments and transfers (except for rebalancing and dollar cost averaging programs in effect at the time of closing).

4. APPENDIX A
PARTICIPATING INVESTMENT PORTFOLIOS

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

MET INVESTORS SERIES TRUST (CLASS B)
------------------------------------

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of MetLife Investors. Met Investors Advisory has engaged subadvisers to provide investment Advice for the individual investment portfolios. The following Class B portfolios are available under the contract:

J.P. MORGAN QUALITY BOND PORTFOLIO
Subadviser: J.P. Morgan Investment Management, Inc.
Investment Objective: The J.P. Morgan Quality Bond Portfolio seeks to provide high total return consistent with moderate risk of capital and maintenance of liquidity.

J.P. MORGAN SELECT EQUITY PORTFOLIO
Subadviser: J.P. Morgan Investment Management, Inc.
Investment Objective: The J.P. Morgan Select Equity Portfolio seeks to provide long-term growth of capital and income.



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LORD ABBETT AMERICA'S VALUE PORTFOLIO
Subadviser: Lord, Abbett and Co. LLC
Investment Objective: The Lord Abbett America's Value Portfolio seeks current income and capital appreciation.

LORD ABBETT BOND DEBENTURE PORTFOLIO
Subadviser: Lord, Abbett and Co. LLC
Investment Objective: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO (Class B and Class A)
Subadviser: Lord, Abbett and Co. LLC
Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuations in market value.

LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO
Subadviser: Lord, Abbett and Co. LLC
Investment Objective: The Lord Abbett Growth Opportunities Portfolio seeks capital appreciation.

LORD ABBETT MID-CAP VALUE PORTFOLIO
Subadviser: Lord, Abbett and Co. LLC
Investment Objective: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO
Subadviser: Massachusetts Financial Services Company
Investment Objective: The MFS(R) Research International Portfolio seeks capital appreciation.

MONEY MARKET PORTFOLIO (formerly PIMCO Money Market Portfolio)
Subadviser: PIMCO
Investment Objective: The Money Market Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit InsuranceCcorporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment, it is possible to lose money by investing in the Portfolio.

PIMCO Total Return Portfolio
Subadviser: PIMCO
Investment Objective: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO
Subadviser: Putnam Investment Management, LLC
Investment Objective: The Met/Putnam Capital Opportunities Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.

METROPOLITAN SERIES FUND, INC. (CLASS B (OR CLASS E AS NOTED))
------------------------------

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B (or Class E as noted) portfolios are available under the contract:

CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO
Subadviser: Capital Guardian Trust Company
Investment Objective: The Capital Guardian U.S. Equity Portfolio seeks long term growth of capital.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)
Subadviser: Davis Selected Advisers, L.P. Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers--NY, Inc., a wholly-owned subsidiary.
Investment Objective: The Davis Venture Value Portfolio seeks growth of capital.

MFS(R) TOTAL RETURN PORTFOLIO
Subadviser: Massachusetts Financial Services Company
Investment Objective: The MFS(R) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.



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MET/PUTNAM VOYAGER PORTFOLIO
Subadviser: Putnam Investment Management, LLC
Investment Objective: The Met/Putnam Voyager Portfolio seeks capital appreciation.

T. Rowe Price Large Cap Growth Portfolio Subadviser: T. Rowe Price Associates, Inc.
Investment Objective: Seeks long term growth of capital and, secondarily, dividend income.

T. Rowe Price Small Cap Growth Portfolio Subadviser: T. Rowe Price Associates, Inc. Investment Objective: Seeks long-term capital growth.

PUTNAM VARIABLE TRUST (Class IB)
-------------------------------

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio The following Class IB portfolios are available under the contract:

PUTNAM VT EQUITY INCOME FUND

Investment Objective: The Fund seeks current income. Capital growth is a secondary objective when consistent with seeking current income.

PUTNAM VT GROWTH AND INCOME FUND

Investment Objective: The Fund seeks capital growth and current income.

5. DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Franklin Templeton Variable Insurance Products Trust (Class 2): Templeton Growth Securities Fund (closed effective May 1, 2002); (b) AIM Variable Insurance Funds ("AIM VI"): AIM VI Capital Appreciation Fund (Series I); and AIM VI International Growth Fund (Series
I)(closed effective May 1, 2002); (c) Met Investors Series Trust : T. Rowe Price Mid Cap Growth Portfolio (Class B)(closed effective as of May 1, 2003); and for contracts issued prior to May 1, 2002, Lord Abbett Growth and Income Portfolio (Class A)(closed effective May 1, 2004); (d) Franklin Templeton Variable Insurance Products Trust: Templeton Foreign Securities Fund (Class 2) (closed effective May 1, 2003); and (e) Metropolitan Series Fund, Inc. (Class B): MFS(R) Investors Trust Series (closed effective May 1, 2003); FI International Stock Portfolio (closed effective December 19, 2003); T. Rowe Price Small Cap Growth Portfolio and T. Rowe Price Large Cap Growth Portfolio (closed effective May 1,
2004).

Effective as of April 28, 2003, the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.

Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund (Class 2)(closed effective May 1, 2002) was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.; Templeton Global Income Securities Fund (Class B)(closed effective May 1, 2002) was replaced with the PIMCO Total Return Portfolio (Class B) of Met Investors Series Trust; Franklin Large Cap Growth Securities Fund (Class 2)(closed effective May 1, 2003) was replaced with T. Rowe Price Large Cap Portfolio (Class B) of the Metropolitan Series Fund, Inc.; and Mutual Shares Securities Fund (Class 2)(closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of Met Investors Series Trust; and (b) AIM Variable Insurance Funds: for contracts issued prior to May 1, 2002, AIM V.I. Premier Equity Fund (Series I)(closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) and for contracts issued on or after May 1, 2002, AIM V.I. Premier Equity Fund (Series II)(closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust.

YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.